Employee Benefit Plans (Amounts Recognized in the Consolidated Balance Sheets) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Balance Sheet
Other current liabilities	$ (33)	$ (27)
Long-term liabilities	(281)	(370)
Defined benefit pension plans
Balance Sheet
Other current liabilities	(13)	(7)
Long-term liabilities	(80)	(100)
Other long-term assets	98	185
AOCI, net of tax and regulatory assets	358	230
Less: Deferred income tax (expense) recovery in AOCI	(7)	(8)
Net amount recognized	356	300
Non-pension Benefit Plans
Balance Sheet
Other current liabilities	(20)	(20)
Long-term liabilities	(201)	(270)
Other long-term assets	24	23
AOCI, net of tax and regulatory assets	22	90
Less: Deferred income tax (expense) recovery in AOCI	(1)	1
Net amount recognized	$ (176)	$ (176)